RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
During the years presented, the details of the related party balances and transactions were as follows:

Amount due from related parties:

	Note	As of December 31, 2017	As of December 31, 2016
Mr. YonghongChe	a	$-	$720,773
Mr. Jinwen Liu	b	-	3,861
Liulin Hongxing Coking Coal Trade Co., Ltd. (“Hongxing”)	c	-	52,364
Total		$-	$776,998

Amount due to related parties:

	As of December 31, 2017	As of December 31, 2016
Mr. YonghongChe	$53,741	$50,454
Hongxing	-	18,740
Mr. XiangyangGuo	$153,547	$-
Mr. BingshanGuo	222,362	-
Total	$429,650	$69,194

a.	Mr. Yonghong Che is one of the owners, director and general manager of Liulin Junhao before February 2015 and one of the principal shareholders after December 31, 2016.

b.	Mr. Jinwen Liu is the general manager of Liulin Junhao from April 2015 to December 2016, he is also the director of Liulin Junhao starting from April 2015.

c.
Mr. Mao Feiyue, the director and controlling shareholder of Beijing Jinxuan, is also the general manager and legal representative of Hongxing. In this regard, Hongxing and Liulin Junhao are deemed related parties during March 1, 2015 to December 31, 2016,during which Beijing Jinxuan was the 100% owner of Liulin Junhao and Feiyue Mao was the beneficial owner of Beijing Jinxuan and in turn of Liulin Junhao.(Note 1)

Schedule of Revenue from Related Parties [Table Text Block]
For the year ended December 31, 2016, the Company leased a production facility of Hongxing for blending coal and has related party payables of $18,740 as of December 31, 2016. As of December 31, 2017, Hongxing was no longer our related party (Note c).

Transaction:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
1. Sales
Shanxi Yidayang Coal Transportation Co., Ltd. (“Yidayang”, Note d)	$-	$-	$20,270
Hongxing	-	2,919,696	-
Total	$-	$2,919,696	$20,270

Schedule of Related Party Transaction, Purchases from Related Party [Table Text Block]
During the year ended December 31, 2016, the Company sold coking coal to Hongxing, which mainly engaged in coal washing plant and coal reselling. During the year ended December 31, 2015, the Company acted as an intermediary to introduce coal deals to Yidayang.

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
2. Purchase
Hongxing	$-	$4,664,452	$-

Schedule of Related Party Transaction, Expenses from Lease [Table Text Block]
Expenses from this lease recorded during the year ended December 31, 2017, 2016 and 2015 were as below:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Hongxing	$19,246	$19,572	$-